Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31(a)	$2,646	$2,259,820
Omnicom Group Inc., 2.60%, 08/01/31(a)	3,957	3,406,095
		5,665,915
Aerospace & Defense — 2.1%
Boeing Co. (The)
3.63%, 02/01/31	6,237	5,695,168
6.39%, 05/01/31	3,980	4,186,885
General Dynamics Corp., 2.25%, 06/01/31	2,026	1,738,244
Howmet Aerospace Inc., 4.85%, 10/15/31	1,315	1,298,781
L3Harris Technologies Inc.
1.80%, 01/15/31	3,205	2,657,738
5.25%, 06/01/31	2,920	2,936,017
Lockheed Martin Corp., 4.70%, 12/15/31	1,690	1,664,332
RTX Corp.
1.90%, 09/01/31	4,560	3,746,018
6.00%, 03/15/31	4,395	4,612,089
		28,535,272
Agriculture — 1.6%
BAT Capital Corp.
2.73%, 03/25/31(a)	5,195	4,516,980
5.83%, 02/20/31	3,780	3,883,688
Bunge Ltd. Finance Corp., 2.75%, 05/14/31(a)	4,645	4,056,872
Philip Morris International Inc.
4.75%, 11/01/31	3,215	3,161,038
5.13%, 02/13/31	5,250	5,274,918
		20,893,496
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2019, Class AA, 4.15%, 02/25/33(a)	1,799	1,706,533
Auto Manufacturers — 4.7%
American Honda Finance Corp.
1.80%, 01/13/31	2,338	1,940,057
4.85%, 10/23/31(a)	3,150	3,097,260
5.05%, 07/10/31(a)	3,260	3,245,931
Ford Motor Co., 7.45%, 07/16/31	4,490	4,838,754
Ford Motor Credit Co. LLC
3.63%, 06/17/31	4,285	3,730,681
6.05%, 03/05/31(a)	4,185	4,185,171
6.05%, 11/05/31	5,400	5,370,993
General Motors Financial Co. Inc.
2.35%, 01/08/31	4,325	3,646,060
2.70%, 06/10/31(a)	4,353	3,699,135
5.60%, 06/18/31(a)	4,350	4,363,572
5.75%, 02/08/31(a)	4,467	4,526,164
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,300	7,383,165
Toyota Motor Corp., 2.36%, 03/25/31(a)	2,029	1,761,991
Toyota Motor Credit Corp.
1.65%, 01/10/31	2,370	1,969,083
1.90%, 09/12/31	2,223	1,837,023
4.60%, 10/10/31	3,210	3,134,199
5.10%, 03/21/31(a)	3,860	3,886,851
		62,616,090
Banks — 3.7%
Banco Santander SA
2.96%, 03/25/31(a)	3,245	2,853,028
5.44%, 07/15/31(a)	6,550	6,609,127
Security	Par (000)	Value
Banks (continued)
Bank of Montreal, 5.51%, 06/04/31	$3,845	$3,909,937
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31	2,264	1,889,064
1.80%, 07/28/31(a)	2,027	1,687,511
Bank of Nova Scotia (The), 2.15%, 08/01/31	3,156	2,636,964
Mizuho Financial Group Inc., 2.56%, 09/13/31	4,296	3,616,708
Royal Bank of Canada, 2.30%, 11/03/31(a)	6,883	5,816,813
State Street Corp., 2.20%, 03/03/31	3,922	3,350,696
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	2,105	1,736,439
2.22%, 09/17/31(a)	4,230	3,534,141
5.42%, 07/09/31	3,950	3,994,305
Toronto-Dominion Bank (The), 2.00%, 09/10/31(a)	4,286	3,568,074
Westpac Banking Corp., 2.15%, 06/03/31	4,287	3,659,425
		48,862,232
Beverages — 1.9%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31(a)	3,262	3,263,967
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	5,325	4,366,568
2.00%, 03/05/31(a)	3,117	2,664,734
Constellation Brands Inc., 2.25%, 08/01/31	4,350	3,622,461
Keurig Dr Pepper Inc.
2.25%, 03/15/31	2,077	1,766,806
Series 10, 5.20%, 03/15/31	2,745	2,765,498
PepsiCo Inc.
1.40%, 02/25/31(a)	3,652	3,005,126
1.95%, 10/21/31	5,440	4,544,868
		26,000,028
Biotechnology — 0.7%
Amgen Inc., 2.30%, 02/25/31	5,668	4,855,857
Illumina Inc., 2.55%, 03/23/31(a)	2,448	2,096,641
Royalty Pharma PLC, 2.15%, 09/02/31(a)	2,804	2,311,329
		9,263,827
Building Materials — 1.1%
Carrier Global Corp., 2.70%, 02/15/31	3,738	3,265,040
Eagle Materials Inc., 2.50%, 07/01/31	3,720	3,181,442
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31(a)	2,520	2,086,209
Martin Marietta Materials Inc., 2.40%, 07/15/31	4,496	3,841,041
Masco Corp., 2.00%, 02/15/31	2,983	2,511,960
		14,885,692
Chemicals — 0.7%
Air Products and Chemicals Inc., 4.75%, 02/08/31	2,613	2,599,270
Ecolab Inc., 1.30%, 01/30/31	2,701	2,200,730
Huntsman International LLC, 2.95%, 06/15/31	1,955	1,634,079
NewMarket Corp., 2.70%, 03/18/31	1,881	1,611,086
Sherwin-Williams Co. (The), 4.80%, 09/01/31	1,510	1,489,944
		9,535,109
Commercial Services — 0.8%
Equifax Inc., 2.35%, 09/15/31	4,385	3,682,955
Global Payments Inc., 2.90%, 11/15/31	3,522	3,028,436
GXO Logistics Inc., 2.65%, 07/15/31(a)	2,058	1,751,062
Moody's Corp., 2.00%, 08/19/31(a)	3,080	2,562,885
		11,025,338
Computers — 2.8%
Accenture Capital Inc., 4.25%, 10/04/31	5,235	5,055,668
Apple Inc.
1.65%, 02/08/31	9,728	8,231,922

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
1.70%, 08/05/31	$3,982	$3,326,844
CGI Inc., 2.30%, 09/14/31	1,871	1,563,947
Fortinet Inc., 2.20%, 03/15/31	2,703	2,297,474
Hewlett Packard Enterprise Co., 4.85%, 10/15/31(a)	5,040	4,973,281
HP Inc., 2.65%, 06/17/31	4,679	4,022,330
IBM International Capital Pte Ltd., 4.75%, 02/05/31(a)	2,825	2,797,046
Kyndryl Holdings Inc., 3.15%, 10/15/31(a)	3,133	2,731,030
Leidos Inc., 2.30%, 02/15/31	2,918	2,467,739
		37,467,281
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31(a)	3,090	2,587,299
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	3,390	2,913,630
Unilever Capital Corp., 1.75%, 08/12/31	3,785	3,140,163
		8,641,092
Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.38%, 12/15/31	2,260	2,253,604
Air Lease Corp., 5.20%, 07/15/31(a)	2,895	2,872,951
Ally Financial Inc.
8.00%, 11/01/31(a)	8,632	9,678,220
8.00%, 11/01/31	2,190	2,436,757
Blue Owl Finance LLC, 3.13%, 06/10/31(a)	2,430	2,112,238
Brookfield Finance Inc., 2.72%, 04/15/31	2,675	2,339,302
Charles Schwab Corp. (The)
1.65%, 03/11/31	3,424	2,822,212
1.95%, 12/01/31	3,913	3,212,705
2.30%, 05/13/31	3,465	2,970,444
Intercontinental Exchange Inc., 5.25%, 06/15/31	3,457	3,506,341
Jefferies Financial Group Inc., 2.63%, 10/15/31(a)	4,708	3,986,043
Lazard Group LLC, 6.00%, 03/15/31	2,040	2,094,789
Mastercard Inc.
1.90%, 03/15/31(a)	2,493	2,116,418
2.00%, 11/18/31	3,542	2,958,483
Nasdaq Inc., 1.65%, 01/15/31	3,392	2,807,133
Nomura Holdings Inc., 2.61%, 07/14/31	4,625	3,918,318
ORIX Corp., 2.25%, 03/09/31(a)	1,947	1,647,142
Synchrony Financial, 2.88%, 10/28/31	3,329	2,797,209
Visa Inc., 1.10%, 02/15/31(a)	4,069	3,315,258
Western Union Co. (The), 2.75%, 03/15/31	1,614	1,371,079
		61,216,646
Electric — 8.0%
AES Corp. (The), 2.45%, 01/15/31(a)	4,349	3,639,156
Ameren Corp., 3.50%, 01/15/31	3,795	3,472,381
Appalachian Power Co., Series AA, 2.70%, 04/01/31	2,082	1,812,673
Arizona Public Service Co., 2.20%, 12/15/31	2,060	1,701,424
Atlantic City Electric Co., 2.30%, 03/15/31	1,683	1,437,763
Baltimore Gas & Electric Co., 2.25%, 06/15/31	2,617	2,232,979
Berkshire Hathaway Energy Co., 1.65%, 05/15/31	2,409	1,970,796
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31	1,968	1,684,542
CenterPoint Energy Inc., 2.65%, 06/01/31	2,009	1,733,639
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31	1,714	1,437,104
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31	3,874	3,335,467
Security	Par (000)	Value
Electric (continued)
Dominion Energy Inc., Series C, 2.25%, 08/15/31(a)	$3,902	$3,260,254
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31	1,879	1,581,556
DTE Electric Co., Series C, 2.63%, 03/01/31	2,755	2,420,089
Duke Energy Carolinas LLC, 2.55%, 04/15/31	2,412	2,096,643
Duke Energy Corp., 2.55%, 06/15/31	4,346	3,737,445
Duke Energy Florida LLC, 2.40%, 12/15/31(a)	2,791	2,369,340
Duke Energy Progress LLC, 2.00%, 08/15/31	2,793	2,332,781
Emera U.S. Finance LP, 2.64%, 06/15/31	2,182	1,865,357
Entergy Corp., 2.40%, 06/15/31(a)	2,763	2,340,925
Entergy Louisiana LLC, 3.05%, 06/01/31(a)	1,412	1,262,774
Entergy Texas Inc., 1.75%, 03/15/31(a)	2,751	2,286,467
Eversource Energy
2.55%, 03/15/31(a)	1,471	1,260,625
5.85%, 04/15/31	3,590	3,686,022
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	1,639	1,317,754
1.65%, 06/15/31	1,320	1,076,460
5.00%, 02/07/31(a)	2,105	2,112,985
Northern States Power Co./MN, 2.25%, 04/01/31	1,810	1,548,427
NSTAR Electric Co., 1.95%, 08/15/31	1,184	989,567
Ohio Power Co., Series Q, 1.63%, 01/15/31	2,060	1,689,017
Pacific Gas and Electric Co.
2.50%, 02/01/31	8,641	7,256,944
3.25%, 06/01/31	4,330	3,778,446
PacifiCorp
5.30%, 02/15/31(a)	3,230	3,241,731
7.70%, 11/15/31(a)	1,316	1,495,044
Progress Energy Inc.
7.00%, 10/30/31(a)	1,522	1,691,294
7.75%, 03/01/31	2,757	3,119,094
Public Service Co. of Colorado
1.88%, 06/15/31	3,268	2,702,564
Series 35, 1.90%, 01/15/31(a)	1,570	1,316,798
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31(a)	1,371	1,160,035
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	1,849	1,543,069
Public Service Electric & Gas Co., 1.90%, 08/15/31	2,135	1,768,816
Public Service Enterprise Group Inc., 2.45%, 11/15/31(a)	3,194	2,701,392
Southern California Edison Co.
5.45%, 06/01/31(a)	3,470	3,450,231
Series G, 2.50%, 06/01/31	1,933	1,623,459
Tampa Electric Co., 2.40%, 03/15/31(a)	1,570	1,354,414
Virginia Electric & Power Co., 2.30%, 11/15/31(a)	2,297	1,935,201
Wisconsin Power and Light Co., 1.95%, 09/16/31(a)	1,715	1,408,930
Xcel Energy Inc., 2.35%, 11/15/31	1,343	1,110,607
		106,350,481
Electronics — 1.5%
Amphenol Corp., 2.20%, 09/15/31(a)	3,676	3,087,065
Avnet Inc., 3.00%, 05/15/31	1,552	1,329,426
Honeywell International Inc.
1.75%, 09/01/31	6,166	5,070,378
4.95%, 09/01/31	2,302	2,309,466
Hubbell Inc., 2.30%, 03/15/31(a)	1,487	1,273,374
Jabil Inc., 3.00%, 01/15/31	3,047	2,678,836
TD SYNNEX Corp., 2.65%, 08/09/31	2,465	2,085,552

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Vontier Corp., 2.95%, 04/01/31	$2,715	$2,343,813
		20,177,910
Environmental Control — 0.7%
Republic Services Inc., 1.45%, 02/15/31	3,200	2,612,627
Waste Management Inc.
1.50%, 03/15/31(a)	4,348	3,567,867
4.95%, 07/03/31	2,835	2,839,258
		9,019,752
Food — 1.9%
Flowers Foods Inc., 2.40%, 03/15/31	2,524	2,150,628
General Mills Inc., 2.25%, 10/14/31(a)	2,621	2,196,801
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.75%, 12/01/31(a)	2,214	1,981,459
Kellanova, Series B, 7.45%, 04/01/31	2,928	3,277,596
Kraft Heinz Foods Co., 4.25%, 03/01/31	2,199	2,111,524
Kroger Co. (The)
1.70%, 01/15/31(a)	2,285	1,888,300
7.50%, 04/01/31	1,901	2,137,014
McCormick & Co. Inc./MD, 1.85%, 02/15/31(a)	2,509	2,090,346
Mondelez International Inc., 1.50%, 02/04/31	2,519	2,064,799
Pilgrim's Pride Corp., 4.25%, 04/15/31	4,358	4,047,477
Sysco Corp., 2.45%, 12/14/31	2,319	1,957,528
		25,903,472
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 8.88%, 05/15/31	1,846	2,227,454
Suzano Austria GmbH, 3.75%, 01/15/31	5,046	4,489,372
		6,716,826
Gas — 0.7%
Atmos Energy Corp., 1.50%, 01/15/31	2,501	2,060,336
National Fuel Gas Co., 2.95%, 03/01/31	2,244	1,940,865
NiSource Inc., 1.70%, 02/15/31	3,274	2,695,278
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31	1,640	1,408,367
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31	2,309	1,910,555
		10,015,401
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31	1,432	1,237,506
Health Care - Products — 1.8%
Agilent Technologies Inc., 2.30%, 03/12/31	4,237	3,624,005
Baxter International Inc., 1.73%, 04/01/31	3,090	2,532,789
Revvity Inc.
2.25%, 09/15/31(a)	2,127	1,762,613
2.55%, 03/15/31	1,865	1,588,286
Solventum Corp., 5.45%, 03/13/31	4,140	4,169,919
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	3,208	2,785,034
Thermo Fisher Scientific Inc., 2.00%, 10/15/31(a)	5,305	4,456,639
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31	3,677	3,149,992
		24,069,277
Health Care - Services — 4.9%
Banner Health, 1.90%, 01/01/31(a)	1,705	1,440,604
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31	1,242	1,043,143
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	1,594	1,344,780
Centene Corp.
2.50%, 03/01/31	9,394	7,815,675
2.63%, 08/01/31	5,487	4,540,525
Security	Par (000)	Value
Health Care - Services (continued)
Cigna Group (The)
2.38%, 03/15/31	$6,718	$5,735,171
5.13%, 05/15/31(a)	3,415	3,405,975
CommonSpirit Health, 5.21%, 12/01/31	2,495	2,488,710
Elevance Health Inc.
2.55%, 03/15/31	4,160	3,603,057
4.95%, 11/01/31	3,840	3,787,947
HCA Inc.
2.38%, 07/15/31	3,915	3,274,897
5.45%, 04/01/31	7,420	7,455,446
Humana Inc., 5.38%, 04/15/31	4,689	4,679,821
Laboratory Corp. of America Holdings, 2.70%, 06/01/31	2,161	1,869,135
OhioHealth Corp., 2.30%, 11/15/31	1,384	1,165,834
Quest Diagnostics Inc., 2.80%, 06/30/31	2,818	2,465,341
UnitedHealth Group Inc.
2.30%, 05/15/31	6,203	5,299,993
4.90%, 04/15/31	4,062	4,048,560
		65,464,614
Holding Companies - Diversified — 0.9%
Apollo Debt Solutions BDC, 6.70%, 07/29/31(a)(b)	4,015	4,148,029
Ares Capital Corp., 3.20%, 11/15/31(a)	3,238	2,791,182
Blackstone Private Credit Fund, 6.25%, 01/25/31(a)	1,785	1,813,964
Blue Owl Credit Income Corp., 6.65%, 03/15/31	3,255	3,333,215
		12,086,390
Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31	1,238	1,068,533
Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 05/15/31	1,315	1,087,124
Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.30%, 12/15/31(a)	1,788	1,503,765
Kimberly-Clark Corp., 2.00%, 11/02/31(a)	2,263	1,914,476
		3,418,241
Insurance — 2.9%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	1,917	1,594,447
2.60%, 12/02/31	2,267	1,932,009
Aon North America Inc., 5.30%, 03/01/31(a)	3,080	3,103,176
Arthur J Gallagher & Co., 2.40%, 11/09/31	2,158	1,814,369
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	2,574	2,279,840
Athene Holding Ltd., 3.50%, 01/15/31	2,569	2,339,459
Brown & Brown Inc., 2.38%, 03/15/31	3,400	2,865,157
Enstar Group Ltd., 3.10%, 09/01/31	2,392	2,039,597
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	2,369	2,117,021
Fidelity National Financial Inc., 2.45%, 03/15/31	3,002	2,547,735
First American Financial Corp., 2.40%, 08/15/31(a)	2,851	2,358,389
Jackson Financial Inc., 3.13%, 11/23/31(a)	2,386	2,042,065
Lincoln National Corp., 3.40%, 01/15/31(a)	1,417	1,282,135
Marsh & McLennan Companies Inc.
2.38%, 12/15/31(a)	1,893	1,593,365
4.85%, 11/15/31	4,710	4,639,544
Primerica Inc., 2.80%, 11/19/31(a)	2,924	2,494,884
Stewart Information Services Corp., 3.60%, 11/15/31	1,918	1,677,482
		38,720,674
Internet — 2.2%
Alibaba Group Holding Ltd., 2.13%, 02/09/31(a)	5,790	4,919,135

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Amazon.com Inc., 2.10%, 05/12/31	$12,035	$10,307,482
Baidu Inc., 2.38%, 08/23/31	1,315	1,117,490
eBay Inc., 2.60%, 05/10/31(a)	3,714	3,226,488
Expedia Group Inc., 2.95%, 03/15/31(a)	2,605	2,303,523
Meta Platforms Inc., 4.55%, 08/15/31(a)	4,405	4,347,600
VeriSign Inc., 2.70%, 06/15/31	3,604	3,102,703
		29,324,421
Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31	2,488	2,251,815
Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31(a)	2,676	2,198,706
Lodging — 0.8%
Choice Hotels International Inc., 3.70%, 01/15/31	2,240	2,029,468
Hyatt Hotels Corp., 5.38%, 12/15/31	2,230	2,222,687
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31	4,634	4,075,255
Sands China Ltd., 3.25%, 08/08/31	2,765	2,377,990
		10,705,400
Machinery — 1.9%
Caterpillar Inc., 1.90%, 03/12/31(a)	1,637	1,399,196
Deere & Co., 7.13%, 03/03/31	930	1,047,304
IDEX Corp., 2.63%, 06/15/31(a)	2,513	2,161,704
Ingersoll Rand Inc., 5.31%, 06/15/31(a)	2,165	2,186,530
John Deere Capital Corp.
1.45%, 01/15/31	2,383	1,977,637
2.00%, 06/17/31	2,632	2,218,718
4.40%, 09/08/31	4,785	4,646,716
4.90%, 03/07/31	3,360	3,368,411
nVent Finance SARL, 2.75%, 11/15/31	1,040	872,394
Otis Worldwide Corp., 5.13%, 11/19/31(a)	1,755	1,755,573
Rockwell Automation Inc., 1.75%, 08/15/31	1,935	1,591,336
Xylem Inc./New York, 2.25%, 01/30/31(a)	2,487	2,135,413
		25,360,932
Manufacturing — 0.5%
Teledyne Technologies Inc., 2.75%, 04/01/31	4,989	4,373,814
Textron Inc., 2.45%, 03/15/31	2,633	2,250,266
		6,624,080
Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31(a)	7,150	6,063,106
Comcast Corp.
1.50%, 02/15/31	7,918	6,480,514
1.95%, 01/15/31	6,903	5,809,525
Paramount Global, 4.95%, 01/15/31(a)	4,011	3,796,525
Walt Disney Co. (The), 2.65%, 01/13/31(a)	10,958	9,737,330
		31,887,000
Mining — 0.3%
Rio Tinto Alcan Inc., 7.25%, 03/15/31	1,742	1,931,045
Yamana Gold Inc., 2.63%, 08/15/31	2,290	1,922,393
		3,853,438
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31(a)	4,424	3,955,598
Oil & Gas — 3.1%
Burlington Resources LLC, 7.20%, 08/15/31	1,737	1,939,144
Devon Energy Corp., 7.88%, 09/30/31	2,900	3,271,784
Diamondback Energy Inc., 3.13%, 03/24/31(a)	3,851	3,439,537
Security	Par (000)	Value
Oil & Gas (continued)
Helmerich & Payne Inc., 2.90%, 09/29/31(a)	$2,528	$2,122,277
Hess Corp., 7.30%, 08/15/31	2,959	3,293,700
HF Sinclair Corp., 5.75%, 01/15/31	1,255	1,255,902
Occidental Petroleum Corp.
6.13%, 01/01/31(a)	5,027	5,157,372
7.50%, 05/01/31(a)	3,760	4,119,518
7.88%, 09/15/31	2,221	2,463,322
Ovintiv Inc.
7.20%, 11/01/31	1,610	1,735,093
7.38%, 11/01/31(a)	2,254	2,453,377
Phillips 66 Co., 5.25%, 06/15/31(a)	5,455	5,480,917
Pioneer Natural Resources Co., 2.15%, 01/15/31	3,754	3,207,883
Valero Energy Corp., 2.80%, 12/01/31(a)	2,316	1,989,870
		41,929,696
Packaging & Containers — 0.6%
Amcor Flexibles North America Inc., 2.69%, 05/25/31(a)	3,805	3,294,348
Berry Global Inc., 5.80%, 06/15/31(a)(b)	3,400	3,491,971
WestRock MWV LLC, 7.95%, 02/15/31	1,373	1,551,834
		8,338,153
Pharmaceuticals — 5.0%
AbbVie Inc., 4.95%, 03/15/31(a)	8,295	8,320,308
Astrazeneca Finance LLC
2.25%, 05/28/31	3,410	2,921,487
4.90%, 02/26/31	4,415	4,417,333
Becton Dickinson & Co., 1.96%, 02/11/31	4,436	3,721,099
Bristol-Myers Squibb Co.
5.10%, 02/22/31	5,250	5,301,367
5.75%, 02/01/31(a)	4,159	4,338,421
Cencora Inc., 2.70%, 03/15/31	4,777	4,171,546
CVS Health Corp.
1.88%, 02/28/31	5,234	4,261,344
2.13%, 09/15/31	4,158	3,375,264
5.25%, 01/30/31	3,315	3,279,789
5.55%, 06/01/31	4,345	4,357,711
Johnson & Johnson, 4.90%, 06/01/31(a)	4,515	4,556,675
Merck & Co. Inc., 2.15%, 12/10/31	8,534	7,192,022
Novartis Capital Corp., 4.00%, 09/18/31(a)	3,310	3,169,833
Pfizer Inc., 1.75%, 08/18/31(a)	4,668	3,868,886
		67,253,085
Pipelines — 2.6%
Boardwalk Pipelines LP, 3.40%, 02/15/31	2,344	2,097,563
Cheniere Energy Partners LP, 4.00%, 03/01/31	6,944	6,441,447
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31(a)	1,362	1,509,150
Kinder Morgan Inc.
2.00%, 02/15/31(a)	3,470	2,916,327
7.80%, 08/01/31	2,357	2,663,238
ONEOK Inc.
4.75%, 10/15/31	4,510	4,364,186
6.35%, 01/15/31(a)	2,816	2,958,590
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31(a)	4,326	4,201,249
Williams Companies Inc. (The)
2.60%, 03/15/31	6,691	5,774,833
Series A, 7.50%, 01/15/31	1,440	1,594,350
		34,520,933
Real Estate — 0.2%
CBRE Services Inc., 2.50%, 04/01/31(a)	2,559	2,179,362

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts — 9.4%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31	$3,492	$3,140,461
American Assets Trust LP, 3.38%, 02/01/31(a)	2,276	1,986,155
American Homes 4 Rent LP, 2.38%, 07/15/31(a)	1,986	1,675,996
American Tower Corp.
2.30%, 09/15/31	3,250	2,720,503
2.70%, 04/15/31	3,325	2,883,935
AvalonBay Communities Inc., 2.45%, 01/15/31	2,296	1,999,710
Boston Properties LP, 3.25%, 01/30/31(a)	5,694	5,023,430
Brixmor Operating Partnership LP, 2.50%, 08/16/31	2,412	2,031,718
Broadstone Net Lease LLC, 2.60%, 09/15/31	1,675	1,393,083
COPT Defense Properties LP, 2.75%, 04/15/31	2,625	2,265,011
Crown Castle Inc.
2.10%, 04/01/31	4,390	3,656,963
2.25%, 01/15/31	5,167	4,363,376
2.50%, 07/15/31(a)	3,327	2,812,197
CubeSmart LP, 2.00%, 02/15/31(a)	1,645	1,377,154
DOC DR LLC, 2.63%, 11/01/31(a)	2,221	1,887,256
EPR Properties, 3.60%, 11/15/31	1,306	1,149,690
Equinix Inc., 2.50%, 05/15/31	4,600	3,944,650
ERP Operating LP, 1.85%, 08/01/31(a)	2,163	1,792,143
Essential Properties LP, 2.95%, 07/15/31(a)	1,952	1,666,501
Essex Portfolio LP
1.65%, 01/15/31(a)	1,342	1,102,767
2.55%, 06/15/31	1,175	1,006,327
Extra Space Storage LP
2.40%, 10/15/31(a)	2,652	2,217,223
2.55%, 06/01/31(a)	1,988	1,702,281
5.90%, 01/15/31(a)	2,785	2,880,406
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31	3,136	2,882,107
Healthcare Realty Holdings LP, 2.00%, 03/15/31	3,622	2,988,826
Healthpeak OP LLC, 2.88%, 01/15/31(a)	2,848	2,517,702
Highwoods Realty LP, 2.60%, 02/01/31	1,211	1,014,235
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	2,059	1,759,383
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31	3,100	2,536,204
Kimco Realty OP LLC, 2.25%, 12/01/31	2,037	1,697,878
Kite Realty Group LP, 4.95%, 12/15/31	940	915,480
LXP Industrial Trust, 2.38%, 10/01/31	1,695	1,391,746
Mid-America Apartments LP, 1.70%, 02/15/31(a)	2,083	1,723,978
National Health Investors Inc., 3.00%, 02/01/31	1,971	1,692,263
Omega Healthcare Investors Inc., 3.38%, 02/01/31	3,313	2,949,522
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	1,480	1,248,038
Prologis LP
1.63%, 03/15/31	1,905	1,567,156
1.75%, 02/01/31	2,221	1,849,253
Public Storage Operating Co.
2.25%, 11/09/31	2,613	2,202,501
2.30%, 05/01/31(a)	2,652	2,271,639
Rayonier LP, 2.75%, 05/17/31(a)	1,957	1,665,738
Realty Income Corp.
3.20%, 02/15/31(a)	2,090	1,882,977
3.25%, 01/15/31	3,960	3,587,851
Rexford Industrial Realty LP, 2.15%, 09/01/31	1,902	1,575,627
Sabra Health Care LP, 3.20%, 12/01/31	3,471	2,974,052
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	1,670	1,435,062
Simon Property Group LP, 2.20%, 02/01/31	3,445	2,939,984
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Store Capital LLC, 2.70%, 12/01/31	$1,758	$1,457,821
Sun Communities Operating LP, 2.70%, 07/15/31	3,398	2,872,226
Tanger Properties LP, 2.75%, 09/01/31	1,992	1,691,114
UDR Inc., 3.00%, 08/15/31(a)	2,831	2,496,773
Ventas Realty LP, 2.50%, 09/01/31	2,325	1,971,229
VICI Properties LP, 5.13%, 11/15/31	2,905	2,840,580
Welltower OP LLC
2.75%, 01/15/31	2,631	2,313,534
2.80%, 06/01/31	3,075	2,687,536
WP Carey Inc., 2.40%, 02/01/31	2,310	1,970,690
		126,249,641
Retail — 2.6%
AutoNation Inc., 2.40%, 08/01/31(a)	2,205	1,830,519
AutoZone Inc., 1.65%, 01/15/31	3,129	2,584,304
Dollar Tree Inc., 2.65%, 12/01/31(a)	3,549	3,005,826
Home Depot Inc. (The)
1.38%, 03/15/31	5,294	4,313,656
1.88%, 09/15/31(a)	4,199	3,488,295
4.85%, 06/25/31(a)	4,190	4,189,809
Lowe's Companies Inc., 2.63%, 04/01/31(a)	6,511	5,684,421
O'Reilly Automotive Inc., 1.75%, 03/15/31	2,583	2,129,770
Ross Stores Inc., 1.88%, 04/15/31	2,637	2,190,364
Starbucks Corp., 4.90%, 02/15/31(a)	2,669	2,671,822
TJX Companies Inc. (The), 1.60%, 05/15/31(a)	2,660	2,186,440
		34,275,226
Semiconductors — 3.9%
Analog Devices Inc., 2.10%, 10/01/31	4,691	3,954,908
Broadcom Inc.
2.45%, 02/15/31(b)	11,802	10,194,129
5.15%, 11/15/31	6,559	6,576,635
Intel Corp.
2.00%, 08/12/31(a)	5,421	4,416,725
5.00%, 02/21/31(a)	2,435	2,408,314
Marvell Technology Inc., 2.95%, 04/15/31	3,653	3,215,718
Micron Technology Inc., 5.30%, 01/15/31	4,625	4,619,633
NVIDIA Corp., 2.00%, 06/15/31(a)	5,172	4,412,437
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31	4,360	3,736,083
Skyworks Solutions Inc., 3.00%, 06/01/31	2,375	2,048,736
Texas Instruments Inc., 1.90%, 09/15/31	2,056	1,724,094
TSMC Arizona Corp., 2.50%, 10/25/31(a)	5,235	4,521,427
		51,828,839
Software — 3.6%
AppLovin Corp., 5.38%, 12/01/31(a)	3,585	3,600,088
Autodesk Inc., 2.40%, 12/15/31	4,485	3,789,055
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	4,691	4,029,216
Electronic Arts Inc., 1.85%, 02/15/31	3,814	3,182,794
Fidelity National Information Services Inc., 2.25%, 03/01/31(a)	3,885	3,307,559
Fiserv Inc., 5.35%, 03/15/31(a)	2,673	2,708,756
Oracle Corp., 2.88%, 03/25/31	14,041	12,372,809
Roper Technologies Inc., 1.75%, 02/15/31	4,608	3,805,589
Salesforce Inc., 1.95%, 07/15/31(a)	6,425	5,413,227
VMware LLC, 2.20%, 08/15/31	6,836	5,691,262
		47,900,355
Telecommunications — 6.5%
AT&T Inc., 2.75%, 06/01/31(a)	13,456	11,763,476
Cisco Systems Inc., 4.95%, 02/26/31	9,995	10,049,379
Motorola Solutions Inc., 2.75%, 05/24/31	4,031	3,502,961

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Orange SA, 9.00%, 03/01/31(a)	$10,703	$12,774,306
T-Mobile USA Inc.
2.25%, 11/15/31	4,395	3,667,470
2.55%, 02/15/31	10,784	9,328,688
2.88%, 02/15/31	4,187	3,696,674
3.50%, 04/15/31	10,530	9,591,989
Verizon Communications Inc.
1.75%, 01/20/31	9,889	8,189,586
2.55%, 03/21/31	16,142	13,978,507
		86,543,036
Transportation — 1.7%
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	5,853	5,037,604
7.13%, 10/15/31	1,478	1,640,938
FedEx Corp., 2.40%, 05/15/31(a)	4,606	3,933,447
Norfolk Southern Corp., 2.30%, 05/15/31	2,507	2,156,259
Union Pacific Corp., 2.38%, 05/20/31(a)	4,330	3,759,648
Walmart Inc., 1.80%, 09/22/31(a)	7,424	6,235,930
		22,763,826
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31	2,108	1,729,872
Water — 0.2%
American Water Capital Corp., 2.30%, 06/01/31	2,320	1,968,407
Essential Utilities Inc., 2.40%, 05/01/31(a)	1,608	1,370,639
		3,339,046
Total Long-Term Investments — 98.5% (Cost: $1,313,497,801)		1,316,663,212
Security	Shares	Value
Short-Term Securities
Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	141,769,096	$141,839,981
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	5,830,000	5,830,000
Total Short-Term Securities — 11.1% (Cost: $147,658,163)		147,669,981
Total Investments — 109.6% (Cost: $1,461,155,964)		1,464,333,193
Liabilities in Excess of Other Assets — (9.6)%		(127,759,345)
Net Assets — 100.0%		$1,336,573,848

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,030,287	$29,831,022 (a)	$—	$(1,663)	$(19,665)	$141,839,981	141,769,096	$74,656 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,000	5,210,000 (a)	—	—	—	5,830,000	5,830,000	48,584	—
				$(1,663)	$(19,665)	$147,669,981		$123,240	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,316,663,212	$—	$1,316,663,212
Short-Term Securities
Money Market Funds	147,669,981	—	—	147,669,981
	$147,669,981	$1,316,663,212	$—	$1,464,333,193